Convertible Debt (Tables)	11 Months Ended
Dec. 31, 2017
Disclosure of Convertible Debt [Abstract]
Schedule of Convertible Debt
Details of the Convertible Debt are as follows:
	11 months ended December 31, 2017	12 months ended January 31, 2017
Convertible Debt – beginning of period	$42,154	$35,986
Accretion and capitalized interest	6,913	6,168
Convertible Debt – end of period	49,067	42,154
Less current portion	(49,067)	-
Non-current portion	$-	$42,154